Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Cost, beginning balance	$ 7,977,702	$ 8,065,596
Additions	0	3,875
Disposition	0	(91,769)
Cost, ending balance	7,977,702	7,977,702
Accumulated amortization, beginning balance	6,207,565	5,792,190
Depreciation	130,763	415,375
Accumulated amortization, ending balance	6,338,328	6,207,565
Net book value	1,639,374	1,770,137
Computer Equipment
Cost, beginning balance	631,334	631,334
Additions	0	0
Disposition	0	0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	536,697	496,138
Depreciation	14,195	40,559
Accumulated amortization, ending balance	550,892	536,697
Net book value	80,442	94,637
Computer Software
Cost, beginning balance	156,059	156,059
Additions	0	0
Disposition	0	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	152,942	149,826
Depreciation	779	3,116
Accumulated amortization, ending balance	153,721	152,942
Net book value	2,338	3,117
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Additions	0	0
Disposition	0	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	145,614	138,893
Depreciation	2,689	6,721
Accumulated amortization, ending balance	148,303	145,614
Net book value	24,195	26,884
Laboratory Equipment
Cost, beginning balance	5,576,359	5,664,253
Additions	0	3,875
Disposition	0	(91,769)
Cost, ending balance	5,576,359	5,576,359
Accumulated amortization, beginning balance	3,930,860	3,648,717
Depreciation	113,100	282,143
Accumulated amortization, ending balance	4,043,960	3,930,860
Net book value	1,532,399	1,645,499
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Additions	0	0
Disposition	0	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,441,452	1,358,616
Depreciation	0	82,836
Accumulated amortization, ending balance	1,441,452	1,441,452
Net book value	$ 0	$ 0